Supplementary Items to the Cash Flow (Tables)	6 Months Ended
Jun. 30, 2026
Supplementary Items to the Cash Flow [Abstract]
Schedule of Non-Cash Transactions

In the six-month periods ended June 30, 2026 and 2025, the Group recorded the following non-cash transactions:

	2026	2025
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	256	716
Lease liability	(256)	(716)
Smart NX deconsolidation
Trade accounts receivable, net	-	10
Intangible Assets	-	2,025
Goodwill	-	1,187
Salaries and labor charges	-	(9)
Loans and financing	-	(920)
Taxes, fees and contributions payable	-	(172)
Deferred and contingent consideration on acquisitions	-	(1,432)
Deferred taxes	-	(689)